Vessels, Port Terminals and Other Fixed Assets, net (Tables)	12 Months Ended
Dec. 31, 2016
VESSELS, PORT TERMINALS AND OTHER FIXED ASSETS [Abstract]
Vessels, port terminal and other fixed assets, net
Dry Port Terminal	Cost	Accumulated Depreciation	Net Book Value
Balance December 31, 2013	$75,273	$(9,317)	$65,956
Additions	3,112	(2,129)	983
Balance December 31, 2014	$78,385	$(11,446)	$66,939
Additions	1,266	(2,173)	(907)
Balance December 31, 2015	$79,651	(13,619)	$66,032
Additions	452	(2,204)	(1,752)
Balance December 31, 2016	$80,103	$(15,823)	$64,280

Oil Storage Plant and Port Facilities for Liquid Cargoes	Cost	Accumulated Depreciation	Net Book Value
Balance December 31, 2013	$27,757	$(7,765)	$19,992
Additions	257	(1,256)	(999)
Balance December 31, 2014	$28,014	$(9,021)	$18,993
Additions	1,021	(1,258)	(237)
Balance December 31, 2015	$29,035	$(10,279)	$18,756
Additions	1,599	(1,289)	310
Transfers	(1,513)	—	(1,513)
Balance December 31, 2016	$29,121	$(11,568)	$17,553

Tanker Vessels, Barges and Pushboats	Cost	Accumulated Depreciation	Net Book Value
Balance December 31, 2013	$368,628	$(93,784)	$274,844
Additions	96,387	(17,355)	79,032
Write-off	(47)	—	(47)
Balance December 31, 2014	$464,968	$(111,139)	$353,829
Additions	6,188	(20,007)	(13,819)
Restructuring of capital lease	(210)	—	(210)
Balance December 31, 2015	$470,946	$(131,146)	$339,800
Additions	738	(18,894)	(18,156)
Transfers	3,696	—	3,696
Balance December 31, 2016	$475,380	$(150,040)	$325,340

Other Fixed Assets	Cost	Accumulated Depreciation	Net Book Value
Balance December 31, 2013	$5,036	$(1,347)	$3,689
Additions	699	(524)	175
Balance December 31, 2014	$5,735	$(1,871)	$3,864
Additions	116	(708)	(592)
Balance December 31, 2015	$5,851	$(2,579)	$3,272
Additions	1,945	(718)	1,227
Transfers	(2,183)	—	(2,183)
Balance December 31, 2016	$5,613	$(3,297)	$2,316

Total	Cost	Accumulated Depreciation	Net Book Value
Balance December 31, 2013	$476,694	$(112,213)	$364,481
Additions	100,455	(21,264)	79,191
Write-off	(47)	—	(47)
Balance December 31, 2014	$577,102	$(133,477)	$443,625
Additions	8,591	(24,146)	(15,555)
Restructuring of capital lease	(210)	—	(210)
Balance December 31, 2015	$585,483	$(157,623)	$427,860
Additions	4,734	(23,105)	(18,371)
Balance December 31, 2016	$590,217	$(180,728)	$409,489

Schedule of leased property under capital leases

Vessels	December 31, 2016
San San H and Ferni H	$ 32,753
Less: Accumulated amortization	(4,381)

Net book value	$ 28,372

Schedule of future minimum lease payments under capital leases

Payment Due by Period	December 31, 2016
2017	$ 3,199
2018	2,493
2019	2,190
2020	11,127

Total future minimum lease payments(1)	19,009
Less: amount representing interest(2)	(1,392)

Present value of future minimum lease payments(3)	$ 17,617